LONG-TERM DEBT - Extinguishment of Debt (Details) (USD $)	12 Months Ended			0 Months Ended												12 Months Ended																														0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 27, 2012 13.125% Senior subordinated notes due 2014 [Member]	Oct. 27, 2012 13.125% Senior subordinated notes due 2014 [Member] Discount on 9.375% senior unsecured notes due 2017 [Member]	Oct. 27, 2012 13.125% Senior subordinated notes due 2014 [Member] Gain (loss) on extinguishment of debt [Member]	Oct. 27, 2012 13.125% Senior subordinated notes due 2014 [Member] Debt issuance costs [Member]	Feb. 11, 2011 11.75% Senior secured notes due 2013 [Member]	Feb. 11, 2011 11.75% Senior secured notes due 2013 [Member] Gain (loss) on extinguishment of debt [Member]	Feb. 11, 2011 11.75% Senior secured notes due 2013 [Member] Discount on 8.25% senior secured notes due 2018 [Member]	Feb. 11, 2011 11.75% Senior secured notes due 2013 [Member] Debt issuance costs [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2013 [Member] Gain (loss) on extinguishment of debt [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2013 [Member] Debt issuance costs [Member]	Feb. 16, 2010 9% Senior subordinated notes [Member]	Feb. 12, 2010 9% Senior subordinated notes [Member]	Dec. 31, 2012 9% Senior subordinated notes [Member]	Dec. 31, 2011 9% Senior subordinated notes [Member]	Dec. 31, 2010 9% Senior subordinated notes [Member]	Dec. 31, 2012 Senior secured notes 11.75% tender premium [Member]	Dec. 31, 2011 Senior secured notes 11.75% tender premium [Member]	Dec. 31, 2010 Senior secured notes 11.75% tender premium [Member]	Dec. 31, 2012 11.75% Senior secured notes unamortized discount [Member]	Dec. 31, 2011 11.75% Senior secured notes unamortized discount [Member]	Dec. 31, 2010 11.75% Senior secured notes unamortized discount [Member]	Dec. 31, 2012 11.75% Senior secured notes unamortized debt issuance costs [Member]	Dec. 31, 2011 11.75% Senior secured notes unamortized debt issuance costs [Member]	Dec. 31, 2010 11.75% Senior secured notes unamortized debt issuance costs [Member]	Dec. 31, 2012 13.125% Senior subordinated notes call premium [Member]	Dec. 31, 2011 13.125% Senior subordinated notes call premium [Member]	Dec. 31, 2010 13.125% Senior subordinated notes call premium [Member]	Dec. 31, 2012 13.125% Senior subordinated notes unamortized discount [Member]	Dec. 31, 2011 13.125% Senior subordinated notes unamortized discount [Member]	Dec. 31, 2010 13.125% Senior subordinated notes unamortized discount [Member]	Dec. 31, 2012 13.125% Senior subordinated notes unamortized debt issuance costs [Member]	Dec. 31, 2011 13.125% Senior subordinated notes unamortized debt issuance costs [Member]	Dec. 31, 2010 13.125% Senior subordinated notes unamortized debt issuance costs [Member]	Dec. 31, 2012 Third party fees for 8.25% senior secured notes [Member]	Dec. 31, 2011 Third party fees for 8.25% senior secured notes [Member]	Dec. 31, 2010 Third party fees for 8.25% senior secured notes [Member]	Dec. 31, 2012 Unamortized debt issuance costs for prior ABL facility [Member]	Dec. 31, 2011 Unamortized debt issuance costs for prior ABL facility [Member]	Dec. 31, 2010 Unamortized debt issuance costs for prior ABL facility [Member]	Dec. 31, 2012 Third party fees for 9.375% unsecured notes due 2017 [Member]	Dec. 31, 2011 Third party fees for 9.375% unsecured notes due 2017 [Member]	Dec. 31, 2010 Third party fees for 9.375% unsecured notes due 2017 [Member]	Feb. 16, 2010 9% Senior subordinated notes [Member]
Extinguishment of Debt [Line Items]
Cumulative early tender premiums				$ 9,800,000	$ 8,300,000	$ 1,500,000			$ 10,900,000	$ 38,900,000
Unamortized discount expensed during period				300,000				800,000
Write-off of unamortized debt issuance costs				400,000				2,800,000						2,200,000	3,500,000
Transaction costs				2,500,000		1,400,000	1,100,000	25,900,000	12,300,000		13,600,000	1,200,000	2,100,000
Extinguishment of debt																																														141,200,000
Exchange of long term debt for equity															218,800,000
Fair value of equity acquired															114,900,000
Gain on extinguishment of debt, gross															100,400,000
Gain on extinguishment of deb, net															98,200,000
Gain (loss) on modification or extinguishment of debt	3,607,000	27,863,000	(98,187,000)													3,600,000	(27,900,000)	(98,200,000)
Gain (loss) on extinguishment of debt:	(2,158,000)	(14,415,000)	0															98,187,000	0	(10,883,000)	0	0	(775,000)	0	0	(2,757,000)	0	(1,487,000)	0	0	(299,000)	0	0	(372,000)	0	0
Carrying value of 9% Senior Subordinated Notes																		360,000,000
9% Senior Subordinated Notes unamortized debt issuance costs																		(5,780,000)
9% Senior Subordinated Notes unamortized premium																		100,000
Reacquisition price of 9% Senior Subordinated Notes																		(256,133,000)
Loss on modification of debt:	(1,449,000)	(13,448,000)	0																																		0	(12,261,000)	0	0	(1,187,000)	0	(1,449,000)	0	0
Gain (loss) on modification or extinguishment of debt	3,607,000	27,863,000	(98,187,000)													3,600,000	(27,900,000)	(98,200,000)
Maturities of Long-term Debt [Abstract]
2013	0
2014	0
2015	0
2016	15,000,000
2017	150,254,000
Thereafter	799,130,000
Total	$ 964,384,000